Mineral exploration and project evaluation (Tables)	12 Months Ended
Dec. 31, 2024
Notes and other explanatory information [abstract]
Schedule of mineral exploration and project evaluation costs

	2024	2023	2022
Mineral exploration	(48,855)	(57,988)	(61,925)
Project evaluation	(19,121)	(41,624)	(36,876)
	(67,976)	(99,612)	(98,801)